SCHEDULE OF ASSETS AND LIABILITIES MEASURED AT FAIR VALUE (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Total
Ensysce Biosciences, Inc [Member]
Contingent put option		670,262
Total		670,262	$ 2,646,347
Ensysce Biosciences, Inc [Member] | Fair Value, Inputs, Level 1 [Member]
Contingent put option
Total
Ensysce Biosciences, Inc [Member] | Fair Value, Inputs, Level 2 [Member]
Contingent put option
Total
Ensysce Biosciences, Inc [Member] | Fair Value, Inputs, Level 3 [Member]
Contingent put option		670,262
Total		$ 670,262